Other (Expense) Income (Tables)	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Summary of Other Income	Other Income (Expense)

	Year Ended December 31,
	2024 $	2023 $	2022 $
Foreign exchange gain	2,839	2,814	5,595
Other income (expense) (1)(2)(3)	1,719	(4,216)	(2,886)
Total	4,558	(1,402)	2,709
(1)    Includes $1.4 million related to an unrealized gain on marketable securities during the year ended December 31, 2024.
(2)    Includes $3.6 million related to a loss on disposal of defined benefit pension plans (see note 1), an expense of $2.6 million related to the premiums paid in relation to the repurchase of certain vessels previously under sale-leaseback arrangements and income of $1.7 million related to the settlement of a legal claim during the year ended December 31, 2023.
(3)     Includes $1.8 million related to the write-off of certain software following Teekay's dispositions related to Teekay LNG during the year ended December 31, 2022.